Concentration of Credit Risk	12 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 14 - Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth the concentration of customers:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Percentage of the Company’s sales
Customer A	30%	23%	24%
Customer B	12%	16%	17%
Customer C	12%	13%	16%
Customer D	11%	11%	-%
	65%	63%	57%

	As of March 31,
	2020	2019

Accounts receivable of above customers	$2,298,791	$2,354,886

The following table sets forth the concentration of suppliers:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Percentage of the Company’s purchases
Supplier A	17%	10%	36%
Supplier B	58%	54%	24%
Supplier C	23%	35%	21%
Supplier D	-%	-%	15%
	98%	99%	96%

	As of March 31,
	2020	2019

Accounts payable of above suppliers	$1,058,495	$136,515